CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
NOTE 4 – CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company's accounting policies, which are described in note 3, the Company's management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year or in the year of the revision and future years if the revision affects both current and future years.

The critical accounting estimates concerning the future and other key sources of estimation uncertainty at the end of the reporting year that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next year are the following:

1.	Revenue recognition

In accounting for fixed-price contracts the Company applies the input or output methods depending on the nature of the project and the agreement with the customer, recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation, or recognizing revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client.

These methods are followed where reasonably dependable estimates of revenues and costs can be made. Fixed-price projects generally correspond to short-term contracts. Some fixed-price contracts are recurring contracts that establish a fixed amount per month and do not require the Company to apply significant judgment in accounting for those types of contracts. In consequence, the use of estimates is only applicable for those contracts that are on-going at the year end and that are not recurring.

Reviews to these estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified. If the estimates indicate that a contract loss will be incurred, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated costs of the contract exceed the estimated total revenues that will be generated by the contract and are included in cost of revenues in the consolidated statement of income and other comprehensive income. Contract losses for the periods presented in these consolidated financial statements were immaterial.

2.	Goodwill impairment analysis

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to tangible and intangible assets acquired less liabilities assumed. The determination of the fair value of the tangible and intangible assets involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the appropriate weighted average cost of capital.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the unit may be impaired. When determining the fair value of the Company's cash generating unit, the Company utilizes both the market and income approaches. The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company utilizes the income approach, using discounted cash flow. The income approach considers various assumptions including increase in headcount, headcount utilization rate, income from each country and revenue per employee, income tax rates and discount rates. The assumptions considered by the Company as of December 31, 2019 are the following: projected cash flows for the following five years, the average growth rate considered was 22.0% and the rate used to discount cash flows was 9.50%. The long-term rate used to extrapolate cash flows beyond the projected period was 3%.

Any adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of fair value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairments were recognized during 2019, 2018 and 2017.

3.	Income taxes

Determining the consolidated provision for income tax expenses, deferred income tax assets and liabilities requires significant judgment. The provision for income taxes is calculated over the net income of the company and is inclusive of federal, local and state taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences in each of the jurisdictions where the Company operates of temporary differences between the financial statement carrying amounts and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be reversed. Changes to enacted tax rates would result in either increases or decreases in the provision for income taxes in the period of changes.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. This assessment requires judgments, estimates and assumptions by management. In evaluating the Company's ability to utilize its deferred tax assets, the Company considers all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. The Company's judgments regarding future taxable income are based on expectations of market conditions and other facts and circumstances. Any adverse change to the underlying facts or the Company's estimates and assumptions could require that the Company reduces the carrying amount of its net deferred tax assets.

The Company evaluates the uncertain tax treatment, such determination requires the use of significant judgment in evaluating the tax treatments and assessing the timing and amounts of deductible and taxable items, see note 3.7.1.3.

4.	Impairment of financial assets

The Company measures ECL using reasonable and supportable forward looking information, which is based on assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss given default is an estimate of the loss arising on default. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive.

Probability of default constitutes a key input in measuring ECL. Probability of default is an estimate of the likelihood of default over a given time horizon, the calculation of which includes historical data, assumptions and expectations of future conditions.

As of December 31, 2019, 2018 and 2017, the Company recorded an impairment of trade receivables for an amount of 275, an impairment of 3,421 and a recovery of 5, respectively, using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

As of December 31, 2019, 2018 and 2017, the Company recorded a recovery for an amount of 47, an impairment of tax credits for an amount of 48 and 1,586, respectively, based on assumptions about expected credit losses. The Company uses judgment in making these assumptions based on existing regulatory conditions as well as forward looking estimates, which are described as follows. The tax credits included in the allowance for impairment are mainly related to Argentine taxation. The Company estimated the future VAT credit and VAT debit that comes from domestic purchases and sales, respectively. Since exports are zero-rated, any excess portion of the credit not used against any VAT debit is reimbursable to the Company, through a special VAT recovery regime. However, according to VAT recovery rules, there are certain limitations on the amount that may be reimbursed and the Company considered any VAT credit that cannot be reimbursed to be an impairment.

5.	Share-based compensation plan

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Determining the fair value of the share-based awards at the grant date requires judgments. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date. For 2012 Equity Incentive Plan, as the Company's shares were not publicly traded the fair value was determined using the market approach technique based on the value per share of private placements. The Company had gone in the past through a series of private placements in which new shares have been issued. The Company understood that the price paid for those new shares was a fair value of those shares at the time of the placement. In January 2012, Globant España S.A. had a capital contribution from a new shareholder, which included cash plus share options granted to the new shareholder, therefore, the Company considered that amount to reflect the fair value of their shares. The fair value of the shares related to this private placement resulted from the following formula: cash minus fair value of share options granted to new shareholder divided by number of newly issued shares. The fair value of the share options granted to the new shareholder was determined using the same variables and methodologies as the share options granted to the employees. After the reorganization in December 2012, shares of Globant S.A (Luxembourg) were sold by existing shareholders in a private placement to WPP Plc. The fair value of the shares related to this private placement results from the total amount paid by WPP Plc. to the existing shareholders.

Expected volatility: Since January 1, 2018 the expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant. Before 2018, as the Company did not have sufficient trading history for the purpose of valuing the share options, the expected volatility of their shares was estimated by using the average historic price volatility of the NASDAQ 100 Telecommunication Index.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

6.	Recoverability of internally generated intangible assets

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use.The discount rate use is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2019 and 2018 with a carrying amount of 9,388 and 7,855, respectively.

A detailed recoverability analysis has been carried out by the Company, considering both, revenue from customers in case of the assets sold to third parties and internal usage for those assets that are used internally, and, as a result, the Company has recognized an impairment of 720 and 306 as of December 31, 2019 and 2018. In 2017 no impairment losses were recorded. The impairment was recognized as a result of the Company's evaluation of such internal developments, upon which the Company projected lower future cash flows from the related intangible assets.

7.	Fair value measurement and valuation processes

Certain assets and liabilities of the Company are measured at fair value for financial reporting purposes.

In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Company estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. If necessary the Company engages third party qualified valuers to perform the valuation. Information about the valuation techniques and inputs used in determining the fair value of various assets and liabilities are disclosed in note 28.8.

8.	Useful lives of property, equipment and intangible assets

The Company reviews the estimated useful lives of property, equipment and intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as property, equipment and intangible assets are in accordance with their expected lives.

9.	Provision for contingencies

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

10.	Recoverability of intangible assets acquired in business combinations, other than goodwill

The Company evaluates intangible assets acquired in business combinations for impairment at least annually or more frequently when there is an indication that the asset may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The determination of the fair value of intangible assets acquired in business combinations involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the appropriate weighted average cost of capital. When determining the fair value, we utilize the income approach using discounted cash flow.

A total amount of 4,708 of impairment loss related to the intangible assets acquired in business combinations was recognized as of December 31, 2017 and is included as other operating expense. The impairment was recognized as a result of the Company's evaluation of such intangible assets, upon which the Company projected lower future cash flows from the related customer relationships. In 2019 and 2018 no impairment losses were recorded.